Commitments and Contingencies (Operating Leases) - 10K (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent reduction	$ 35,000
Rent expense		$ 1,400,000	$ 1,600,000	$ 1,400,000
Operating leases, future minimum payments due, next twelve months		1,232,952
Operating leases, future minimum payments, due in two years		1,237,385
Operating leases, future minimum payments, due in three years		734,360
Operating leases, future minimum payments, due in four years		761,064
Operating leases, future minimum payments, due in five years		507,376
Operating leases, future minimum payments due		$ 4,473,137